Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0	$ 0	$ 0
Accrued interest and penalties on unrecognized tax benefits	0	$ 0	$ 0
Cash insured with federal insurance corporation	$ 250,000
Common Class A [Member]
Accounting Policies [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights	36,733,333
IPO [Member] | Common Class A [Member]
Accounting Policies [Line Items]
Transaction costs share issue	$ 42,130,216
Offering costs charged to temporary equity	42,110,034
Offering costs expensed	$ 20,182